Stock-Based Compensation (Details Narrative) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock based compensation	$ 949	$ 2,227	$ 6,402	$ 16,574
Unrecognized compensation costs related to non-vested stock options
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unamortized stock-based compensation costs	$ 1,573
Share based compensation of weighted average period term	6 months 14 days
Employee and Director [Member] | Selling General and Administrative Expenses [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock based compensation	$ 894	$ 1,087